Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Interest and fees on loans	$ 36,967	$ 35,944
Interest and dividends on investments	1,054	731
Interest on federal funds sold and cash equivalents	111	109
Total interest income	38,132	36,784
Interest expense:
Interest on deposits	4,746	5,032
Interest on borrowings	833	763
Total interest expense	5,579	5,795
Net interest income	32,553	30,989
Provision for loan losses	3,250	2,700
Net interest income after provision for loan losses	29,303	28,289
Noninterest income
Gain on sale of SBA loans	5,040	2,225
Gain on sale of investment securities	178	251
Loan fees	1,071	702
Net income from BOLI	359	363
Service fees on deposit accounts	269	268
Other than temporary impairment losses	0	(955)
Loss on sale and write-down of real estate owned	(596)	(662)
Other	1,310	1,234
Total noninterest income	7,631	3,426
Noninterest expense
Compensation and benefits	7,306	6,733
Professional services	1,456	1,646
Occupancy and equipment	1,165	1,087
Data processing	484	482
FDIC insurance	858	1,127
OREO expense	3,883	4,563
Other operating expense	3,759	3,214
Total noninterest expense	18,911	18,852
Income before income tax expense	18,023	12,863
Income tax expense	5,711	3,625
Net income attributable to Company and noncontrolling interest	12,312	9,238
Net income attributable to noncontrolling interest	(1,839)	(1,667)
Net income attributable to Company	10,473	7,571
Discount on retirement of preferred shares	0	1,948
Preferred stock dividend and discount accretion	(1,200)	(1,058)
Net income available to common shareholders	$ 9,273	$ 8,461
Earnings per common share
Basic (in dollars per share)	$ 1.55	$ 1.42
Diluted (in dollars per share)	$ 1.32	$ 1.42
Weighted average shares outstanding
Basic (in shares)	5,991,226	5,964,018
Diluted (in shares)	7,924,859	5,965,568